UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09597

LORD ABBETT LARGE-CAP GROWTH FUND
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2009

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT LARGE CAP GROWTH FUND April 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.23%

Aerospace 2.78%
Boeing Co. (The)	28,398	$1,137
Lockheed Martin Corp.	12,511	983
Raytheon Co.	20,091	909
United Technologies Corp.	30,882	1,508
Total		4,537

Beverage: Soft Drinks 0.92%
PepsiCo, Inc.	30,053	1,495

Biotechnology Research & Production 3.65%
Alexion Pharmaceuticals, Inc.*	51,412	1,718
Amgen, Inc.*	18,500	897
Baxter International, Inc.	22,376	1,085
Celgene Corp.*	20,000	855
Genzyme Corp.*	26,122	1,393
Total		5,948

Chemicals 1.47%
Praxair, Inc.	32,000	2,388

Communications Technology 7.07%
Cisco Systems, Inc.*	216,938	4,191
Juniper Networks, Inc.*	115,936	2,510
QUALCOMM, Inc.	89,000	3,766
Research In Motion Ltd. (Canada)*(a)	15,226	1,058
Total		11,525

Computer Services, Software & Systems 7.00%
Adobe Systems, Inc.*	39,000	1,067
Google, Inc. Class A*	4,726	1,871
McAfee, Inc.*	38,000	1,427
Microsoft Corp.	214,095	4,338
Oracle Corp.	140,000	2,708
Total		11,411

Computer Technology 11.28%
Apple, Inc.*	50,267	6,325
Hewlett-Packard Co.	88,523	3,185
International Business Machines Corp.	44,779	4,622
NetApp, Inc.*	126,601	2,317
NVIDIA Corp.*	168,500	1,934
Total		18,383

Copper 0.77%
Freeport-McMoRan Copper & Gold, Inc.	29,373	1,253

Diversified Financial Services 3.86%
Bank of New York Mellon Corp. (The)	65,500	1,669
Goldman Sachs Group, Inc. (The)	10,500	1,349
Lazard Ltd. Class A	60,500	1,652
Visa, Inc. Class A	25,000	1,624
Total		6,294

Diversified Production 2.33%
Danaher Corp.	41,417	2,421
Honeywell International, Inc.	44,133	1,377
Total		3,798

Drug & Grocery Store Chains 1.01%
Walgreen Co.	31,000	974
Whole Foods Market, Inc.	32,500	674
Total		1,648

Drugs & Pharmaceuticals 4.91%
Abbott Laboratories	41,000	1,716
Gilead Sciences, Inc.*	42,527	1,948
Johnson & Johnson	28,000	1,466
Teva Pharmaceutical Industries Ltd. ADR	31,769	1,394
Vertex Pharmaceuticals, Inc.*	48,000	1,479
Total		8,003

Electronics: Medical Systems 0.94%
Illumina, Inc.*	41,000	1,531

Electronics: Semi-Conductors/Components 7.99%
Broadcom Corp. Class A*	176,000	4,081
Intel Corp.	313,767	4,951
Intersil Corp.	79,000	916
Linear Technology Corp.	43,000	937
Microchip Technology, Inc.	60,000	1,380
PMC-Sierra, Inc.*	95,000	752
Total		13,017

Fertilizers 1.33%
Monsanto Co.	25,576	2,171

Financial Data Processing Services & Systems 0.33%
Mastercard, Inc. Class A	2,945	540

Foods 0.36%
J.M. Smucker Co. (The)	15,000	591

Health & Personal Care 0.88%
athenahealth, Inc.*	19,000	604
CVS Caremark Corp.	26,000	827
Total		1,431

Insurance: Multi-Line 0.93%
Aon Corp.	36,000	1,519

Investment Management Companies 2.00%
BlackRock, Inc.	5,000	733

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(concluded)

LORD ABBETT LARGE CAP GROWTH FUND April 30, 2009

Investments	Shares	Value (000)
Investment Management Companies (continued)
Northern Trust Corp.	46,622	$2,534
Total		3,267

Machinery: Oil Well Equipment & Services 2.87%
Halliburton Co.	87,104	1,761
National-Oilwell Varco, Inc.*	28,584	866
Schlumberger Ltd.	41,739	2,045
Total		4,672

Medical & Dental Instruments & Supplies 0.81%
NuVasive, Inc.*	35,000	1,327

Oil: Crude Producers 4.67%
Cabot Oil & Gas Corp.	28,000	845
Denbury Resources, Inc.*	70,400	1,146
EOG Resources, Inc.	18,600	1,181
Occidental Petroleum Corp.	20,015	1,127
Range Resources Corp.	39,000	1,559
Southwestern Energy Co.*	49,000	1,757
Total		7,615

Oil: Integrated Domestic 0.95%
Hess Corp.	13,591	745
Petroleo Brasileiro SA ADR	24,000	806
Total		1,551

Oil: Integrated International 0.57%
Weatherford International Ltd.*	55,732	927

Production Technology Equipment 0.89%
Lam Research Corp.*	52,000	1,450

Railroads 0.51%
Union Pacific Corp.	17,000	835

Restaurants 3.50%
Buffalo Wild Wings, Inc.*	40,939	1,598
Chipotle Mexican Grill, Inc. Class A*	23,312	1,890
Darden Restaurants, Inc.	26,000	961
McDonald’s Corp.	23,607	1,258
Total		5,707

Retail 13.96%
Amazon.com, Inc.*	37,800	3,044
Best Buy Co., Inc.	85,000	3,262
Big Lots, Inc.*	31,000	857
Kohl’s Corp.*	62,000	2,812
Lowe’s Cos., Inc.	70,000	1,505
Ross Stores, Inc.	101,797	3,862
Staples, Inc.	30,000	619
Target Corp.	68,000	2,806
Wal-Mart Stores, Inc.	79,096	3,986
Total		22,753

Scientific Equipment & Supplies 0.81%
ASML Holding NV ADR	62,000	1,311

Securities Brokerage & Services 1.15%
Charles Schwab Corp. (The)	101,645	1,878

Shoes 0.58%
NIKE, Inc. Class B	18,000	944

Soaps & Household Chemicals 2.28%
Clorox Co. (The)	26,000	1,457
Colgate-Palmolive Co.	38,283	2,259
Total		3,716

Steel 1.05%
Nucor Corp.	41,855	1,703

Textiles Apparel Manufacturers 0.57%
Coach, Inc.	38,000	931

Transportation: Miscellaneous 1.19%
United Parcel Service, Inc. Class B	37,000	1,937

Utilities: Electrical 1.06%
FPL Group, Inc.	32,000	1,721

Total Common Stocks (cost $170,266,194)		161,728

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.32%

Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $3,860,000 of U.S. Treasury Bill at 0.07% due 5/21/2009; value: $3,860,000; proceeds: $3,782,618 (cost $3,782,617)	$3,782	3,782

Total Investments in Securities 101.55% (cost $174,048,811)		165,510

Liabilities in Excess of Other Assets (1.55%)		(2,520)
Net Assets 100.00%		$162,990

ADR   American Depositary Receipt.

*   Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on September 29, 1999. The Fund commenced operations on December 15, 1999. The Securities and Exchange Commission declared the registration statement of the Fund effective, and shares of the Fund became available to the public, on December 30, 1999.

The Fund’s investment objective is long-term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions- Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)  Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)      Fair Value Measurements-The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

1

Notes to Schedule of Investments (unaudited)(concluded)

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$165,510,344
Total	$165,510,344

3.  FEDERAL TAX INFORMATION

As of April 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$176,483,217
Gross unrealized gain	7,999,982
Gross unrealized loss	(18,972,855)
Net unrealized security loss	$(10,972,873)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.  RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

2

Item 2: Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2009